LONG TERM DEBT (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Payments of accrued interest		$ 28,504	$ 29,879	$ 19,634
Unsecured promissory note | Rambler On
Debt Instrument [Line Items]
Repayments of principal	$ 1,500
Payments of accrued interest	$ 100